Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 21, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 29, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 18, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000240570
Account Value [Line Items]
Account Value	$ 11,729	$ 11,306	$ 11,317	$ 11,751	$ 11,675	$ 12,120	$ 12,461	$ 12,802	$ 12,834	$ 12,653	$ 12,582	$ 12,139	$ 12,128	$ 12,476	$ 12,076	$ 11,717	$ 12,097	$ 11,410	$ 10,360	$ 10,780	$ 11,030	$ 11,530	$ 11,190		$ 10,630	$ 10,350	$ 10,140	$ 10,000
C000240569
Account Value [Line Items]
Account Value	11,057	10,657	10,667	11,077	11,016	11,435	11,757	12,080	12,110	11,949	11,891	11,472	11,462	11,791	11,422	11,073	11,432	10,792	9,807	10,205	10,441	10,915	10,593		10,072	9,797	9,608	9,475
C000240571
Account Value [Line Items]
Account Value	11,746	11,323	11,323	11,757	11,681	12,125	12,466	12,807	12,839	12,669	12,597	12,154	12,133	12,481	12,080	11,721	12,101	11,420	10,370	10,790	11,030	11,530	11,190		10,630	10,350	10,140	10,000
C000220890
Account Value [Line Items]
Account Value	10,766	10,754	10,646	10,551	10,396	10,496	10,755	11,191	10,555	10,355	10,360	10,091	9,916	9,963	9,764	9,285	9,694	9,368	8,781	9,057	9,368	10,070	9,525		9,114	9,262	9,433		$ 9,091	$ 9,776	$ 8,942	$ 9,212	$ 7,904	$ 8,072	$ 9,156	$ 9,268	$ 9,335	$ 9,947	$ 9,903	$ 10,548	$ 10,837	$ 11,427	$ 11,449	$ 11,231	$ 11,606	$ 11,573	$ 12,026	$ 11,783	$ 12,665	$ 12,584	$ 12,353	$ 12,173	$ 12,223	$ 12,223	$ 11,781	$ 10,980	$ 10,100	$ 9,870	$ 9,980	$ 10,000
C000220892
Account Value [Line Items]
Account Value	10,079	10,068	9,968	9,889	9,744	9,833	10,087	10,495	9,899	9,712	9,724	9,472	9,307	9,362	9,165	8,715	9,099	8,798	8,246	8,516	8,808	9,479	8,953		8,576	8,716	8,877		8,555	9,211	8,426	8,682	7,449	7,607	8,629	8,735	8,798	9,386	9,344	9,954	10,227	10,784	10,816	10,602	10,968	10,937	11,365	11,135	11,971	11,904	11,686	11,514	11,562	11,571	11,144	10,394	9,560	9,352	9,456	9,475
C000220891
Account Value [Line Items]
Account Value	10,789	10,777	10,669	10,586	10,419	10,516	10,775	11,212	10,575	10,375	10,379	10,109	9,933	9,992	9,781	9,301	9,711	9,381	8,793	9,070	9,381	10,095	9,537		9,125	9,274	9,445		9,102	9,788	8,954	9,232	7,911	8,079	9,165	9,276	9,341	9,964	9,920	10,554	10,844	11,434	11,456	11,234	11,621	11,577	12,030	11,787	12,667	12,586	12,355	12,175	12,225	12,225	11,783	10,980	10,100	9,870	9,980	10,000
C000242837
Account Value [Line Items]
Account Value	12,852	12,819	13,311	13,366	12,961	13,344	12,867	13,126	12,825	12,545	12,400	12,117	11,492	11,876	11,422	10,898	10,847	10,370	9,500	9,730	10,150	10,430	10,100	$ 10,000
C000242836
Account Value [Line Items]
Account Value	12,118	12,097	12,551	12,613	12,231	12,593	12,151	12,396	12,122	11,857	11,718	11,461	10,869	11,222	10,802	10,306	10,258	9,807	8,992	9,210	9,608	9,882	9,570	9,475
C000242835
Account Value [Line Items]
Account Value	12,861	12,829	13,321	13,386	12,971	13,349	12,872	13,141	12,841	12,550	12,403	12,131	11,495	11,879	11,425	10,900	10,850	10,370	9,500	9,730	10,150	10,430	10,100	10,000
C000220887
Account Value [Line Items]
Account Value	15,577	15,048	15,022	14,556	13,887	14,273	14,273	15,135	15,073	14,593	14,219	14,450	13,587	13,976	13,501	13,076	13,173	12,530	11,546	11,810	12,230	12,733	12,401		11,868	12,306	11,939		11,584	11,892	11,003	11,158	9,849	9,304	10,150	10,799	10,242	11,216	11,055	11,811	11,800	12,235	12,797	12,165	12,690	12,318	12,745	12,526	12,475	12,626	12,153	11,771	11,509	11,177	11,328	10,780	9,430	9,790	10,000	10,000
C000220889
Account Value [Line Items]
Account Value	14,588	14,092	14,080	13,643	13,016	13,383	13,383	14,192	14,145	13,695	13,341	13,558	12,758	13,124	12,689	12,290	12,381	11,785	10,860	11,108	11,503	11,977	11,672		11,171	11,583	11,238		10,903	11,193	10,357	10,519	9,285	8,760	9,569	10,181	9,655	10,576	10,424	11,149	11,138	11,550	12,091	11,488	11,985	11,643	12,037	11,840	11,791	11,943	11,496	11,134	10,896	10,581	10,724	10,214	8,925	9,267	9,475	9,475
C000220888
Account Value [Line Items]
Account Value	15,615	15,084	15,059	14,591	13,921	14,302	14,302	15,153	15,104	14,623	14,246	14,478	13,612	14,002	13,527	13,101	13,198	12,549	11,565	11,829	12,249	12,754	12,419		11,885	12,324	11,956		11,589	11,909	11,007	11,170	9,859	9,314	10,161	10,810	10,247	11,222	11,061	11,818	11,818	12,242	12,804	12,168	12,694	12,322	12,749	12,541	12,477	12,638	12,155	11,773	11,511	11,179	11,330	10,790	9,430	9,790	10,000	10,000
C000004878
Account Value [Line Items]
Account Value	14,552	14,601	14,728	14,708	14,513	14,562	14,073	13,868	13,897	13,741	13,956	13,936	13,878	13,907	13,711	13,408	12,988	13,249	13,185	13,267	13,038	13,020	12,892		12,647	12,594	12,437		12,551	12,420	12,612	12,253	12,101	11,907	11,890	11,570	11,637	11,865	11,865	11,722	11,629	11,865	11,882	11,595	11,502	12,051	11,806	11,713	11,814	11,966	11,848	11,679	11,511	11,738	11,823	11,783	11,438	11,339	11,438		$ 11,413	$ 11,405	$ 11,429	$ 11,175	$ 11,052	$ 11,076	$ 11,191	$ 11,060	$ 11,110	$ 11,078	$ 10,863	$ 10,688	$ 10,887	$ 10,911	$ 10,808	$ 11,006	$ 11,038	$ 11,014	$ 11,125	$ 10,879	$ 10,997	$ 11,033	$ 11,134	$ 10,874	$ 11,011	$ 10,925	$ 10,954	$ 10,824	$ 10,737	$ 10,615	$ 10,492	$ 10,391	$ 10,324	$ 10,346	$ 10,110	$ 9,952	$ 9,881	$ 9,838	$ 9,967	$ 9,602	$ 9,645	$ 9,609	$ 9,759	$ 9,616	$ 9,656	$ 9,466	$ 9,424	$ 9,424	$ 9,382	$ 9,333	$ 9,459	$ 9,410	$ 9,452	$ 9,375	$ 9,502	$ 9,600	$ 9,793	$ 9,739	$ 9,492	$ 9,619	$ 9,933	$ 9,913	$ 10,100	$ 10,000
C000004879
Account Value [Line Items]
Account Value	14,159	14,207	14,342	14,323	14,130	14,188	13,715	13,522	13,551	13,397	13,619	13,590	13,532	13,571	13,387	13,088	12,683	12,944	12,880	12,962	12,744	12,726	12,609		12,367	12,324	12,168		12,280	12,160	12,350	12,001	11,851	11,668	11,651	11,342	11,417	11,634	11,634	11,501	11,409	11,642	11,668	11,392	11,300	11,843	11,609	11,517	11,617	11,768	11,659	11,492	11,334	11,559	11,642	11,607	11,266	11,176	11,274		11,249	11,241	11,266	11,022	10,900	10,932	11,046	10,924	10,969	10,937	10,732	10,557	10,763	10,787	10,684	10,882	10,914	10,898	11,009	10,763	10,890	10,926	11,033	10,782	10,918	10,832	10,868	10,746	10,652	10,530	10,415	10,314	10,240	10,268	10,040	9,875	9,811	9,776	9,904	9,547	9,583	9,554	9,704	9,568	9,604	9,421	9,379	9,379	9,344	9,295	9,428	9,379	9,421	9,344	9,478	9,576	9,765	9,718	9,477	9,604	9,926	9,899	10,094	10,000
C000004880
Account Value [Line Items]
Account Value	13,388	13,434	13,553	13,534	13,361	13,416	12,959	12,776	12,803	12,666	12,867	12,849	12,794	12,831	12,657	12,374	11,990	12,232	12,180	12,258	12,043	12,034	11,918		11,689	11,648	11,501		11,607	11,501	11,673	11,344	11,209	11,035	11,019	10,727	10,790	11,004	11,004	10,877	10,790	11,012	11,035	10,774	10,687	11,202	10,980	10,893	10,988	11,130	11,027	10,869	10,719	10,932	11,004	10,974	10,657	10,565	10,657		10,634	10,626	10,657	10,426	10,310	10,341	10,449	10,333	10,376	10,346	10,151	9,994	10,181	10,204	10,106	10,294	10,331	10,316	10,421	10,189	10,304	10,338	10,440	10,201	10,331	10,249	10,283	10,167	10,079	9,970	9,860	9,765	9,702	9,729	9,512	9,357	9,296	9,262	9,384	9,046	9,079	9,059	9,194	9,066	9,100	8,926	8,886	8,893	8,860	8,813	8,933	8,893	8,933	8,860	8,986	9,073	9,259	9,214	8,985	9,106	9,405	9,386	9,564	9,475
C000004882
Account Value [Line Items]
Account Value	13,349	13,395	13,514	13,495	13,322	13,377	12,921	12,739	12,766	12,630	12,830	12,812	12,757	12,794	12,621	12,338	11,955	12,196	12,145	12,222	12,008	12,000	11,884		11,655	11,615	11,479		11,589	11,488	11,674	11,345	11,222	11,050	11,042	10,755	10,828	11,050	11,050	10,927	10,853	11,083	11,107	10,853	10,771	11,296	11,083	11,001	11,107	11,255	11,157	11,001	10,861	11,083	11,165	11,142	10,826	10,737	10,842		10,826	10,826	10,858	10,632	10,519	10,559	10,672	10,559	10,615	10,591	10,394	10,236	10,433	10,465	10,370	10,576	10,615	10,599	10,718	10,489	10,612	10,656	10,765	10,525	10,663	10,591	10,620	10,511	10,431	10,314	10,213	10,118	10,061	10,098	9,874	9,722	9,664	9,635	9,765	9,419	9,462	9,440	9,592	9,462	9,503	9,324	9,295	9,302	9,274	9,223	9,360	9,324	9,374	9,302	9,432	9,539	9,738	9,690	9,456	9,587	9,910	9,897	10,096	10,000
C000173964
Account Value [Line Items]
Account Value	$ 14,636	14,685	14,813	14,783	14,587	14,646	14,145	13,939	13,968	13,811	14,027	13,998	13,939	13,968	13,772	13,468	13,046	13,305	13,240	13,314	13,084	13,065	12,932		12,686	12,634	12,476		12,581	12,458	12,642	12,284	12,131	11,937	11,920	11,598	11,666	11,886	11,886	11,742	11,641	11,878	11,894	11,607	11,514	12,064	11,818	11,725	11,818	11,971	11,861	11,683	11,514	11,742	11,818	11,780	11,434	11,336	11,434		11,402	11,393	11,418	11,163	11,040	11,064	11,179	11,048	11,092	11,060	10,845	10,671	10,869	10,893	10,782	10,980	11,012	10,988	11,100	10,845	10,968	11,004	11,105	10,846	10,983	10,889	10,918	10,788	10,695	10,572	10,457	10,349	10,279	10,314	10,079	9,915	9,844	9,808	9,929	9,573	9,608	9,580	9,722	9,580	9,617	9,428	9,386	9,386	9,351	9,301	9,428	9,386	9,428	9,351	9,484	9,576	9,772	9,725	9,483	9,610	9,926	9,906	10,094	10,000
MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 12,373	11,913	11,908	12,379	12,121	12,267	12,681	13,193	13,029	12,797	12,690	11,965	11,977	12,174	11,819	11,414	11,705	11,001	9,970	10,356	10,627	11,178	10,713		10,328	10,185	10,102	10,000
MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 12,373	11,913	11,908	12,379	12,121	12,267	12,681	13,193	13,029	12,797	12,690	11,965	11,977	12,174	11,819	11,414	11,705	11,001	9,970	10,356	10,627	11,178	10,713		10,328	10,185	10,102	10,000
MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 12,373	11,913	11,908	12,379	12,121	12,267	12,681	13,193	13,029	12,797	12,690	11,965	11,977	12,174	11,819	11,414	11,705	11,001	9,970	10,356	10,627	11,178	10,713		10,328	10,185	10,102	$ 10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594		9,243	9,401	9,509		9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813	9,973	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594		9,243	9,401	9,509		9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813	9,973	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,262	11,116	11,046	10,993	10,800	10,815	11,218	11,740	11,005	10,830	10,798	10,389	10,330	10,284	10,036	9,580	10,046	9,668	8,952	9,314	9,564	10,192	9,594		9,243	9,401	9,509		9,230	9,870	9,147	9,278	8,079	8,338	9,446	9,406	9,429	10,101	10,056	10,649	10,895	11,230	11,447	11,236	11,714	11,599	12,079	11,771	12,621	12,599	12,313	12,014	12,198	12,106	11,746	10,941	10,015	9,813	9,973	10,000
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,686	12,569	13,086	13,165	12,737	13,046	12,576	12,865	12,573	12,261	12,067	11,804	11,343	11,730	11,373	10,905	10,841	10,345	9,470	9,764	10,185	10,478	10,108	10,000
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,686	12,569	13,086	13,165	12,737	13,046	12,576	12,865	12,573	12,261	12,067	11,804	11,343	11,730	11,373	10,905	10,841	10,345	9,470	9,764	10,185	10,478	10,108	10,000
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,686	12,569	13,086	13,165	12,737	13,046	12,576	12,865	12,573	12,261	12,067	11,804	11,343	11,730	11,373	10,905	10,841	10,345	9,470	9,764	10,185	10,478	10,108	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036		11,512	12,021	11,691		11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758	10,018	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036		11,512	12,021	11,691		11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758	10,018	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 14,787	14,140	14,197	13,927	13,231	13,539	13,617	14,400	14,268	13,819	13,425	13,645	13,136	13,481	13,052	12,818	12,744	12,101	11,073	11,541	11,950	12,426	12,036		11,512	12,021	11,691		11,408	11,651	10,778	10,770	9,680	9,186	10,134	10,639	10,134	11,170	11,087	11,854	11,778	11,990	12,599	11,986	12,571	12,269	12,636	12,417	12,324	12,464	12,070	11,718	11,454	11,203	11,324	10,821	9,368	9,758	10,018	$ 10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	22,879	22,667	23,600	23,743	22,972	23,529	22,680	23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229		17,229	17,416	17,169		16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290	16,840	16,459	16,534	15,800	14,067	14,417	14,897		14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348	12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434	9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	9,987	10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	22,879	22,667	23,600	23,743	22,972	23,529	22,680	23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229		17,229	17,416	17,169		16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290	16,840	16,459	16,534	15,800	14,067	14,417	14,897		14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348	12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434	9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	9,987	10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	22,879	22,667	23,600	23,743	22,972	23,529	22,680	23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229		17,229	17,416	17,169		16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290	16,840	16,459	16,534	15,800	14,067	14,417	14,897		14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348	12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434	9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	9,987	10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	22,879	22,667	23,600	23,743	22,972	23,529	22,680	23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229		17,229	17,416	17,169		16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290	16,840	16,459	16,534	15,800	14,067	14,417	14,897		14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348	12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434	9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	9,987	10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	22,879	22,667	23,600	23,743	22,972	23,529	22,680	23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229		17,229	17,416	17,169		16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290	16,840	16,459	16,534	15,800	14,067	14,417	14,897		14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348	12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434	9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	9,987	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,079	12,037	11,997	11,959	11,915	11,867	11,822	11,778	11,727	11,671	11,619	11,572	11,516	11,467	11,416	11,369	11,321	11,268	11,218	11,168	11,117	11,067	11,023		10,973	10,930	10,896		10,849	10,814	10,780	10,741	10,707	10,690	10,664	10,646	10,640	10,637	10,630	10,629	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,621	10,622	10,622	10,621	10,621	10,620	10,619	10,618	10,617	10,615	10,614		10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,002	10,001	10,000	10,000	10,000	10,000
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,679	11,585	11,531	11,450	11,400	11,374	11,342	11,411	11,319	11,218	11,089	11,024	10,947	10,989	10,951	10,998	10,958	10,833	10,722	10,685	10,688	10,647	10,610		10,666	10,703	10,675		10,503	10,585	10,507	10,489	10,421	10,431	10,555	10,640	10,595	10,662	10,599	10,650	10,803	10,847	10,924	10,947	10,952	10,988	10,999	10,999	10,980	10,999	10,989	10,985	10,988	10,994	10,990	10,985	10,981	10,985	10,983		10,985	10,975	10,971	10,962	10,948	10,809	10,713	10,654	10,631	10,635	10,600	10,612	10,526	10,539	10,484	10,407	10,386	10,322	10,312	10,284	10,202	10,166	10,151	10,163	10,130	10,132	10,130	10,093	10,111	10,090	10,095	10,126	10,126	10,147	10,155	10,172	10,152	10,130	10,139	10,126	10,111	10,107	10,097	10,084	10,081	10,123	10,130	10,118	10,135	10,141	10,080	10,091	10,087	10,070	10,058	9,997	10,006	10,031	10,041	10,010	10,015	10,010	10,007	10,000
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	14,106	13,988	14,077	14,024	13,862	13,921	13,763	13,904	13,741	13,563	13,392	13,260	13,058	13,205	13,068	12,971	12,917	12,655	12,276	12,337	12,469	12,520	12,374		12,244	12,310	12,241		12,001	12,159	11,881	11,982	11,698	11,533	11,923	12,107	11,862	12,177	12,119	12,412	12,476	12,597	12,822	12,715	12,796	12,665	12,807	12,728	12,690	12,664	12,606	12,466	12,386	12,320	12,331	12,185	11,818	11,894	11,988		11,809	11,647	11,552	11,421	11,112	11,387	11,542	11,526	11,407	11,342	11,237	11,188	11,185	11,187	10,965	11,067	10,958	10,873	10,793	10,564	10,687	10,620	10,810	10,809	10,761	10,682	10,695	10,662	10,651	10,692	10,809	10,683	10,640	10,606	10,556	10,519	10,493	10,404	10,399	10,332	10,280	10,246	10,167	10,088	10,032	10,044	10,092	10,068	10,072	9,969	9,939	9,944	9,905	9,712	9,721	9,824	9,875	9,914	9,730	9,796	9,971	9,945	10,002	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,079	12,037	11,997	11,959	11,915	11,867	11,822	11,778	11,727	11,671	11,619	11,572	11,516	11,467	11,416	11,369	11,321	11,268	11,218	11,168	11,117	11,067	11,023		10,973	10,930	10,896		10,849	10,814	10,780	10,741	10,707	10,690	10,664	10,646	10,640	10,637	10,630	10,629	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,621	10,622	10,622	10,621	10,621	10,620	10,619	10,618	10,617	10,615	10,614		10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,002	10,001	10,000	10,000	10,000	10,000
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,679	11,585	11,531	11,450	11,400	11,374	11,342	11,411	11,319	11,218	11,089	11,024	10,947	10,989	10,951	10,998	10,958	10,833	10,722	10,685	10,688	10,647	10,610		10,666	10,703	10,675		10,503	10,585	10,507	10,489	10,421	10,431	10,555	10,640	10,595	10,662	10,599	10,650	10,803	10,847	10,924	10,947	10,952	10,988	10,999	10,999	10,980	10,999	10,989	10,985	10,988	10,994	10,990	10,985	10,981	10,985	10,983		10,985	10,975	10,971	10,962	10,948	10,809	10,713	10,654	10,631	10,635	10,600	10,612	10,526	10,539	10,484	10,407	10,386	10,322	10,312	10,284	10,202	10,166	10,151	10,163	10,130	10,132	10,130	10,093	10,111	10,090	10,095	10,126	10,126	10,147	10,155	10,172	10,152	10,130	10,139	10,126	10,111	10,107	10,097	10,084	10,081	10,123	10,130	10,118	10,135	10,141	10,080	10,091	10,087	10,070	10,058	9,997	10,006	10,031	10,041	10,010	10,015	10,010	10,007	10,000
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	14,106	13,988	14,077	14,024	13,862	13,921	13,763	13,904	13,741	13,563	13,392	13,260	13,058	13,205	13,068	12,971	12,917	12,655	12,276	12,337	12,469	12,520	12,374		12,244	12,310	12,241		12,001	12,159	11,881	11,982	11,698	11,533	11,923	12,107	11,862	12,177	12,119	12,412	12,476	12,597	12,822	12,715	12,796	12,665	12,807	12,728	12,690	12,664	12,606	12,466	12,386	12,320	12,331	12,185	11,818	11,894	11,988		11,809	11,647	11,552	11,421	11,112	11,387	11,542	11,526	11,407	11,342	11,237	11,188	11,185	11,187	10,965	11,067	10,958	10,873	10,793	10,564	10,687	10,620	10,810	10,809	10,761	10,682	10,695	10,662	10,651	10,692	10,809	10,683	10,640	10,606	10,556	10,519	10,493	10,404	10,399	10,332	10,280	10,246	10,167	10,088	10,032	10,044	10,092	10,068	10,072	9,969	9,939	9,944	9,905	9,712	9,721	9,824	9,875	9,914	9,730	9,796	9,971	9,945	10,002	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,079	12,037	11,997	11,959	11,915	11,867	11,822	11,778	11,727	11,671	11,619	11,572	11,516	11,467	11,416	11,369	11,321	11,268	11,218	11,168	11,117	11,067	11,023		10,973	10,930	10,896		10,849	10,814	10,780	10,741	10,707	10,690	10,664	10,646	10,640	10,637	10,630	10,629	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,621	10,622	10,622	10,621	10,621	10,620	10,619	10,618	10,617	10,615	10,614		10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,002	10,001	10,000	10,000	10,000	10,000
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,679	11,585	11,531	11,450	11,400	11,374	11,342	11,411	11,319	11,218	11,089	11,024	10,947	10,989	10,951	10,998	10,958	10,833	10,722	10,685	10,688	10,647	10,610		10,666	10,703	10,675		10,503	10,585	10,507	10,489	10,421	10,431	10,555	10,640	10,595	10,662	10,599	10,650	10,803	10,847	10,924	10,947	10,952	10,988	10,999	10,999	10,980	10,999	10,989	10,985	10,988	10,994	10,990	10,985	10,981	10,985	10,983		10,985	10,975	10,971	10,962	10,948	10,809	10,713	10,654	10,631	10,635	10,600	10,612	10,526	10,539	10,484	10,407	10,386	10,322	10,312	10,284	10,202	10,166	10,151	10,163	10,130	10,132	10,130	10,093	10,111	10,090	10,095	10,126	10,126	10,147	10,155	10,172	10,152	10,130	10,139	10,126	10,111	10,107	10,097	10,084	10,081	10,123	10,130	10,118	10,135	10,141	10,080	10,091	10,087	10,070	10,058	9,997	10,006	10,031	10,041	10,010	10,015	10,010	10,007	10,000
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	14,106	13,988	14,077	14,024	13,862	13,921	13,763	13,904	13,741	13,563	13,392	13,260	13,058	13,205	13,068	12,971	12,917	12,655	12,276	12,337	12,469	12,520	12,374		12,244	12,310	12,241		12,001	12,159	11,881	11,982	11,698	11,533	11,923	12,107	11,862	12,177	12,119	12,412	12,476	12,597	12,822	12,715	12,796	12,665	12,807	12,728	12,690	12,664	12,606	12,466	12,386	12,320	12,331	12,185	11,818	11,894	11,988		11,809	11,647	11,552	11,421	11,112	11,387	11,542	11,526	11,407	11,342	11,237	11,188	11,185	11,187	10,965	11,067	10,958	10,873	10,793	10,564	10,687	10,620	10,810	10,809	10,761	10,682	10,695	10,662	10,651	10,692	10,809	10,683	10,640	10,606	10,556	10,519	10,493	10,404	10,399	10,332	10,280	10,246	10,167	10,088	10,032	10,044	10,092	10,068	10,072	9,969	9,939	9,944	9,905	9,712	9,721	9,824	9,875	9,914	9,730	9,796	9,971	9,945	10,002	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,079	12,037	11,997	11,959	11,915	11,867	11,822	11,778	11,727	11,671	11,619	11,572	11,516	11,467	11,416	11,369	11,321	11,268	11,218	11,168	11,117	11,067	11,023		10,973	10,930	10,896		10,849	10,814	10,780	10,741	10,707	10,690	10,664	10,646	10,640	10,637	10,630	10,629	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,621	10,622	10,622	10,621	10,621	10,620	10,619	10,618	10,617	10,615	10,614		10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,002	10,001	10,000	10,000	10,000	10,000
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,679	11,585	11,531	11,450	11,400	11,374	11,342	11,411	11,319	11,218	11,089	11,024	10,947	10,989	10,951	10,998	10,958	10,833	10,722	10,685	10,688	10,647	10,610		10,666	10,703	10,675		10,503	10,585	10,507	10,489	10,421	10,431	10,555	10,640	10,595	10,662	10,599	10,650	10,803	10,847	10,924	10,947	10,952	10,988	10,999	10,999	10,980	10,999	10,989	10,985	10,988	10,994	10,990	10,985	10,981	10,985	10,983		10,985	10,975	10,971	10,962	10,948	10,809	10,713	10,654	10,631	10,635	10,600	10,612	10,526	10,539	10,484	10,407	10,386	10,322	10,312	10,284	10,202	10,166	10,151	10,163	10,130	10,132	10,130	10,093	10,111	10,090	10,095	10,126	10,126	10,147	10,155	10,172	10,152	10,130	10,139	10,126	10,111	10,107	10,097	10,084	10,081	10,123	10,130	10,118	10,135	10,141	10,080	10,091	10,087	10,070	10,058	9,997	10,006	10,031	10,041	10,010	10,015	10,010	10,007	10,000
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	14,106	13,988	14,077	14,024	13,862	13,921	13,763	13,904	13,741	13,563	13,392	13,260	13,058	13,205	13,068	12,971	12,917	12,655	12,276	12,337	12,469	12,520	12,374		12,244	12,310	12,241		12,001	12,159	11,881	11,982	11,698	11,533	11,923	12,107	11,862	12,177	12,119	12,412	12,476	12,597	12,822	12,715	12,796	12,665	12,807	12,728	12,690	12,664	12,606	12,466	12,386	12,320	12,331	12,185	11,818	11,894	11,988		11,809	11,647	11,552	11,421	11,112	11,387	11,542	11,526	11,407	11,342	11,237	11,188	11,185	11,187	10,965	11,067	10,958	10,873	10,793	10,564	10,687	10,620	10,810	10,809	10,761	10,682	10,695	10,662	10,651	10,692	10,809	10,683	10,640	10,606	10,556	10,519	10,493	10,404	10,399	10,332	10,280	10,246	10,167	10,088	10,032	10,044	10,092	10,068	10,072	9,969	9,939	9,944	9,905	9,712	9,721	9,824	9,875	9,914	9,730	9,796	9,971	9,945	10,002	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,079	12,037	11,997	11,959	11,915	11,867	11,822	11,778	11,727	11,671	11,619	11,572	11,516	11,467	11,416	11,369	11,321	11,268	11,218	11,168	11,117	11,067	11,023		10,973	10,930	10,896		10,849	10,814	10,780	10,741	10,707	10,690	10,664	10,646	10,640	10,637	10,630	10,629	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,621	10,622	10,622	10,621	10,621	10,620	10,619	10,618	10,617	10,615	10,614		10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,002	10,001	10,000	10,000	10,000	10,000
Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,679	11,585	11,531	11,450	11,400	11,374	11,342	11,411	11,319	11,218	11,089	11,024	10,947	10,989	10,951	10,998	10,958	10,833	10,722	10,685	10,688	10,647	10,610		10,666	10,703	10,675		10,503	10,585	10,507	10,489	10,421	10,431	10,555	10,640	10,595	10,662	10,599	10,650	10,803	10,847	10,924	10,947	10,952	10,988	10,999	10,999	10,980	10,999	10,989	10,985	10,988	10,994	10,990	10,985	10,981	10,985	10,983		10,985	10,975	10,971	10,962	10,948	10,809	10,713	10,654	10,631	10,635	10,600	10,612	10,526	10,539	10,484	10,407	10,386	10,322	10,312	10,284	10,202	10,166	10,151	10,163	10,130	10,132	10,130	10,093	10,111	10,090	10,095	10,126	10,126	10,147	10,155	10,172	10,152	10,130	10,139	10,126	10,111	10,107	10,097	10,084	10,081	10,123	10,130	10,118	10,135	10,141	10,080	10,091	10,087	10,070	10,058	9,997	10,006	10,031	10,041	10,010	10,015	10,010	10,007	10,000
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	$ 14,106	$ 13,988	$ 14,077	$ 14,024	$ 13,862	$ 13,921	$ 13,763	$ 13,904	$ 13,741	$ 13,563	$ 13,392	$ 13,260	$ 13,058	$ 13,205	$ 13,068	$ 12,971	$ 12,917	$ 12,655	$ 12,276	$ 12,337	$ 12,469	$ 12,520	$ 12,374		$ 12,244	$ 12,310	$ 12,241		$ 12,001	$ 12,159	$ 11,881	$ 11,982	$ 11,698	$ 11,533	$ 11,923	$ 12,107	$ 11,862	$ 12,177	$ 12,119	$ 12,412	$ 12,476	$ 12,597	$ 12,822	$ 12,715	$ 12,796	$ 12,665	$ 12,807	$ 12,728	$ 12,690	$ 12,664	$ 12,606	$ 12,466	$ 12,386	$ 12,320	$ 12,331	$ 12,185	$ 11,818	$ 11,894	$ 11,988		$ 11,809	$ 11,647	$ 11,552	$ 11,421	$ 11,112	$ 11,387	$ 11,542	$ 11,526	$ 11,407	$ 11,342	$ 11,237	$ 11,188	$ 11,185	$ 11,187	$ 10,965	$ 11,067	$ 10,958	$ 10,873	$ 10,793	$ 10,564	$ 10,687	$ 10,620	$ 10,810	$ 10,809	$ 10,761	$ 10,682	$ 10,695	$ 10,662	$ 10,651	$ 10,692	$ 10,809	$ 10,683	$ 10,640	$ 10,606	$ 10,556	$ 10,519	$ 10,493	$ 10,404	$ 10,399	$ 10,332	$ 10,280	$ 10,246	$ 10,167	$ 10,088	$ 10,032	$ 10,044	$ 10,092	$ 10,068	$ 10,072	$ 9,969	$ 9,939	$ 9,944	$ 9,905	$ 9,712	$ 9,721	$ 9,824	$ 9,875	$ 9,914	$ 9,730	$ 9,796	$ 9,971	$ 9,945	$ 10,002	$ 10,000